FINANCIAL LIABILITIES FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current:
Current Derivative Inflation Swaps Financial Liabilities	$ 0	$ 23
Current deferred consideration	978	0
Total current financial liabilities	978	23
Non-current:
Noncurrent Derivative Inflation Swaps Financial Liabilities	0	46
Noncurrent Deferred Consideration	0	962
Total non-current financial liabilities	$ 0	$ 1,008